SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 4,106,648	$ 3,961,275	$ 817,805
Accumulated depreciation	(1,201,114)	(925,428)	(645,303)
Property, plant and equipment, net	$ 2,905,534	$ 3,035,847	172,502
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life	2 years	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life	7 years	7 years
Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			5,523,433
Accumulated depreciation			(3,776,457)
Property, plant and equipment, net			$ 1,746,976
Greens Natural Foods, Inc. [Member] | Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life			5 years
Greens Natural Foods, Inc. [Member] | Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life			7 years
Greens Natural Foods, Inc. [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life			15 years
Greens Natural Foods, Inc. [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life			7 years
Greens Natural Foods, Inc. [Member] | Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life			5 years
Greens Natural Foods, Inc. [Member] | Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life			7 years
Greens Natural Foods, Inc. [Member] | Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life			5 years
Greens Natural Foods, Inc. [Member] | Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life			7 years
Displays [Member]
Property, Plant and Equipment [Line Items]
Total	$ 312,146	$ 312,146	$ 305,558
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	489,749	469,338	71,600
Furniture and Fixtures [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			1,582,635
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	1,910,719	1,910,719	112,503
Leasehold Improvements [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			1,816,917
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	138,317	114,525	84,887
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		575,000
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	680,717	579,547	243,257
Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 575,000	$ 575,000
Vehicles [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			42,263
Office Equipment [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			46,331
Machinery and Equipment [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total			$ 2,035,287